June 4, 2021

Ryan Sutcliffe, Esquire
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re: T. Rowe Price Exchange-Traded Funds, Inc.

 consisting of the following series:

  T. Rowe Price QM U.S. Bond ETF

  T. Rowe Price Total Return ETF

  T. Rowe Price Ultra Short-Term Bond ETF

 File Nos.: 811-23494/333-235450

Dear Mr. Sutcliffe:

In accordance with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, we are hereby filing Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A. The Amendment reflects the addition of three new series.

We have not yet obtained a NYSE Arca ticker symbol, however, once it has been received it will be added to the front cover of the prospectuses and Statement of Additional Information.

The filing is scheduled to go effective on August 23, 2021.

If you have any questions about this filing, please give me a call at 410-596-2421 or, in my absence, Laura Chasney at
410-345-4882.

Sincerely,

/s/Seba Kurian
Seba Kurian
Vice President and Senior Legal Counsel, T. Rowe Price Associates, Inc.